Other non-current assets - Joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Other non-current assets
Other non-current assets	$ 24	$ 25	[1]	$ 21		$ 15
Joint ventures	$ 9	$ 10

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements